Provision for Income Taxes - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Non-taxable income	(0.10%)	(0.10%)	(0.63%)
Non-deductible expenses	0.99%	0.16%	0.09%
Temporary difference not recognized	(0.90%)	0.12%	0.33%
Tax reduction	(0.01%)	(0.02%)	(0.05%)
Income tax at concessionary rate	(1.11%)	(0.99%)	(1.41%)
Effective tax rate	15.37%	15.67%	14.83%